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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-08547

                     Pioneer Independence Fund
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

 Pioneer Independence Fund

 Schedule of Investments 3/28/13 (unaudited)

 Principal Amount ($)

 S&P/Moody's

 Ratings

 Value

 CONVERTIBLE CORPORATE BONDS - 0.4%

 Transportation - 0.4%

 Marine - 0.4%

 4,300,000

 NR/NR

 DryShips, Inc., 5.0%, 12/1/14

 $

 3,706,062

 Total Transportation

 $

 3,706,062

 TOTAL CONVERTIBLE CORPORATE BONDS

 (Cost $4,187,848)

 $

 3,706,062

 Shares

 COMMON STOCKS - 98.4%

 Energy - 12.0%

 Oil & Gas Drilling - 0.9%

 120,819

 Ensco Plc

 $

 7,249,140

 Oil & Gas Equipment & Services - 1.8%

 275,600

 Halliburton Co.

 $

 11,136,996

 59,360

 National Oilwell Varco, Inc.

 4,199,720

 $

 15,336,716

 Oil & Gas Exploration & Production - 9.3%

 257,900

 Anadarko Petroleum Corp.

 $

 22,553,355

 304,900

 Cabot Oil & Gas Corp.

 20,614,289

 232,600

 Range Resources Corp.

 18,849,904

 475,200

 Southwestern Energy Co. *

 17,705,952

 $

 79,723,500

 Total Energy

 $

 102,309,356

 Materials - 3.8%

 Fertilizers & Agricultural Chemicals - 1.2%

 180,500

 The Mosaic Co.

 $

 10,759,605

 Industrial Gases - 0.6%

 44,700

 Praxair, Inc.

 $

 4,985,838

 Diversified Metals & Mining - 2.0%

 512,200

 Freeport-McMoRan Copper & Gold, Inc.

 $

 16,953,820

 Total Materials

 $

 32,699,263

 Capital Goods - 10.5%

 Aerospace & Defense - 5.5%

 135,300

 Precision Castparts Corp.

 $

 25,655,586

 230,940

 United Technologies Corp.

 21,576,724

 $

 47,232,310

 Construction & Engineering - 1.1%

 283,900

 KBR, Inc.

 $

 9,107,512

 Construction & Farm Machinery & Heavy Trucks - 3.0%

 63,500

 Cummins, Inc.

 $

 7,353,935

 898,500

 The Manitowoc Co., Inc.

 18,473,160

 $

 25,827,095

 Industrial Machinery - 0.9%

 96,000

 SPX Corp.

 $

 7,580,160

 Total Capital Goods

 $

 89,747,077

 Transportation - 1.0%

 Air Freight & Logistics - 1.0%

 86,400

 FedEx Corp.

 $

 8,484,480

 Total Transportation

 $

 8,484,480

 Automobiles & Components - 1.5%

 Auto Parts & Equipment - 1.5%

 366,500

 Johnson Controls, Inc.

 $

 12,853,155

 Total Automobiles & Components

 $

 12,853,155

 Consumer Services - 4.9%

 Casinos & Gaming - 1.5%

 233,990

 Las Vegas Sands Corp.

 $

 13,185,336

 Hotels, Resorts & Cruise Lines - 1.0%

 129,200

 Starwood Hotels & Resorts Worldwide, Inc.

 $

 8,233,916

 Restaurants - 2.4%

 363,200

 Starbucks Corp.

 $

 20,687,872

 Total Consumer Services

 $

 42,107,124

 Media - 2.2%

 Cable & Satellite - 2.2%

 448,000

 Comcast Corp.

 $

 18,820,480

 Total Media

 $

 18,820,480

 Retailing - 3.5%

 Internet Retail - 1.9%

 60,900

 Amazon.com, Inc. *

 $

 16,229,241

 Home Improvement Retail - 1.6%

 192,300

 The Home Depot, Inc.

 $

 13,418,694

 Total Retailing

 $

 29,647,935

 Food & Staples Retailing - 3.8%

 Drug Retail - 3.3%

 518,420

 CVS Caremark Corp.

 $

 28,507,916

 Food Retail - 0.5%

 48,500

 Whole Foods Market, Inc.

 $

 4,207,375

 Total Food & Staples Retailing

 $

 32,715,291

 Food, Beverage & Tobacco - 6.8%

 Soft Drinks - 3.9%

 170,000

 Fomento Economico Mexicano SAB de CV (A.D.R.)

 $

 19,295,000

 179,900

 PepsiCo, Inc.

 14,231,889

 $

 33,526,889

 Packaged Foods & Meats - 1.2%

 134,700

 Nestle SA (A.D.R.)

 $

 9,761,709

 Tobacco - 1.7%

 430,000

 Altria Group, Inc.

 $

 14,787,700

 Total Food, Beverage & Tobacco

 $

 58,076,298

 Household & Personal Products - 2.4%

 Household Products - 2.4%

 176,600

 Colgate-Palmolive Co.

 $

 20,844,098

 Total Household & Personal Products

 $

 20,844,098

 Health Care Equipment & Services - 1.2%

 Health Care Equipment - 1.2%

 408,442

 Insulet Corp. *

 $

 10,562,310

 Total Health Care Equipment & Services

 $

 10,562,310

 Pharmaceuticals, Biotechnology & Life Sciences - 11.9%

 Biotechnology - 8.0%

 130,500

 Alexion Pharmaceuticals, Inc. *

 $

 12,024,270

 1,140,000

 Amarin Corp Plc (A.D.R.) *

 8,447,400

 214,100

 Celgene Corp. *

 24,816,331

 431,000

 Vertex Pharmaceuticals, Inc. *

 23,696,380

 $

 68,984,381

 Pharmaceuticals - 3.9%

 157,900

 Allergan, Inc.

 $

 17,626,377

 145,000

 Salix Pharmaceuticals, Ltd. *

 7,421,100

 88,500

 Shire Plc (A.D.R.)

 8,085,360

 $

 33,132,837

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 102,117,218

 Diversified Financials - 5.5%

 Other Diversified Financial Services - 3.0%

 379,570

 Citigroup, Inc.

 $

 16,792,177

 190,500

 JPMorgan Chase & Co.

 9,041,130

 $

 25,833,307

 Consumer Finance - 0.6%

 66,979

 American Express Co.

 $

 4,518,403

 Asset Management & Custody Banks - 0.4%

 115,055

 The Carlyle Group LP

 $

 3,480,414

 Investment Banking & Brokerage - 1.5%

 87,700

 The Goldman Sachs Group, Inc.

 $

 12,905,055

 Total Diversified Financials

 $

 46,737,179

 Software & Services - 8.1%

 Internet Software & Services - 1.4%

 15,000

 Google, Inc. *

 $

 11,910,450

 Data Processing & Outsourced Services - 2.8%

 44,440

 Mastercard, Inc.

 $

 24,047,817

 Application Software - 2.4%

 223,400

 Citrix Systems, Inc. *

 $

 16,120,544

 205,200

 TIBCO Software, Inc. *

 4,149,144

 $

 20,269,688

 Systems Software - 1.5%

 392,650

 Oracle Corp.

 $

 12,698,301

 Total Software & Services

 $

 68,926,256

 Technology Hardware & Equipment - 14.9%

 Communications Equipment - 4.5%

 672,900

 Cisco Systems, Inc.

 $

 14,070,339

 362,600

 Qualcomm, Inc.

 24,276,070

 $

 38,346,409

 Computer Hardware - 6.2%

 119,120

 Apple, Inc.

 $

 52,726,087

 Computer Storage & Peripherals - 4.2%

 897,500

 EMC Corp. *

 $

 21,441,275

 244,100

 NetApp, Inc. *

 8,338,456

 115,000

 SanDisk Corp. *

 6,325,000

 $

 36,104,731

 Total Technology Hardware & Equipment

 $

 127,177,227

 Semiconductors & Semiconductor Equipment - 4.4%

 Semiconductors - 4.4%

 272,800

 Analog Devices, Inc.

 $

 12,682,472

 242,400

 Broadcom Corp.

 8,404,008

 292,500

 Maxim Integrated Products, Inc.

 9,550,125

 194,400

 Texas Instruments, Inc.

 6,897,312

 $

 37,533,917

 Total Semiconductors & Semiconductor Equipment

 $

 37,533,917

 TOTAL COMMON STOCKS

 (Cost $608,766,264)

 $

 841,358,664

 Principal Amount ($)

 TEMPORARY CASH INVESTMENTS - 0.9%

 Repurchase Agreements - 0.9%

 7,200,000

 TD Securities, Inc., 0.125%, dated 3/28/13, repurchase price of

 $

 7,200,000

 $7,200,000 plus accrued interest on 4/1/13 collateralized by $7,316,600

 U.S. Treasury Notes, 0.625%, 5/31/17

 TOTAL TEMPORARY CASH INVESTMENTS

 (Cost $7,200,000)

 $

 7,200,000

 TOTAL INVESTMENT IN SECURITIES - 99.7%

 (Cost $620,154,112) (a)

 $

 852,264,726

 OTHER ASSETS & LIABILITIES - 0.3%

 $

 2,883,315

 TOTAL NET ASSETS - 100.0%

 $

 855,148,041

 *

 Non-income producing security.

 NR

 Not rated by either S&P or Moody's.

 (A.D.R.)

 American Depositary Receipts.

 (a)

 At March 28, 2013, the net unrealized gain on investments based on cost for federal income tax purposes of $626,012,169 was as follows:

 Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost

 $

 246,733,801

 Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value

 (20,481,244)

 Net unrealized gain

 $

 226,252,557

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) See Notes to Financial Statements - Note 1A.

 Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments) See Notes to Financial Statements - Note 1A.

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) are categorized as Level 3.

 See Notes to Financial Statements - Note 1A.

 The following is a summary of the inputs used as of March 28, 2013, in valuing the Fund’s investments:

 Level 1

 Level 2

 Level 3

 Total

 Convertible Corporate Bond

$
-

$
3,706,062

$
-

$
3,706,062

 Common Stocks

841,358,664

-

-

841,358,664

 Repurchase Agreement

-

7,200,000

-

7,200,000

 Total

$
841,358,664

$
10,906,062

$
-

$
852,264,726

 During the year ended March 28, 2013, there were no transfers between Levels 1, 2 and 3.

 ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. (a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer Independence Fund By (Signature and Title)* /s/ John F. Cogan, Jr. John F. Cogan, Jr, President Date May 30, 2013 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ John F. Cogan, Jr. John F. Cogan, Jr., President Date May 30, 2013 By (Signature and Title)* /s/ Mark Bradley Mark Bradley, Treasurer Date May 30, 2013 * Print the name and title of each signing officer under his or her signature.